Pensions (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of pension cost
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Pensions cost	$75,398	$76,680	$71,180